Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of restricted stock unit activity

The following table summarizes the Company’s unvested share awards outstanding under the PIPP:

Three Months Ended
March 31, 2022
Unvested at beginning of year(1)	2,210,911
Impact of fluctuations in share price	(770,806)
Canceled/forfeited	(61,550)
Vested(2)	(226,283)
Unvested end of period(1)	1,152,272

(1)

Amounts include liability-based awards for which the number of units awarded is not determined until the vesting date. The number of liability-based award units included in this amount are estimated using the market value of the Company’s common shares as of the end of each reporting period.

(2)

The Company issued the shares of common stock related to the vesting of restricted stock units during the three months ended March 31, 2022 on April 8, 2022 as the Company was under a trading black-out until that date.

The following table summarizes the Company’s unvested share awards granted under the PIPP:

	Number of Restricted Stock	Weighted Average Grant Date
	Units	Fair Value
Unvested awards at December 31, 2019	339,271	$10.96
Granted	517,234	8.11
Canceled/forfeited(1)	(131,724)	11.32
Vested	(179,085)	11.05
Unvested awards at December 31, 2020(1)	545,696	$8.12

Unvested awards at December 31, 2020	545,696	$8.12
Granted	1,171,869	5.08
Impact of fluctuations in price of common stock	1,632,136	0.61
Canceled/forfeited(1)	(762,822)	3.42
Vested	(375,968)	4.06
Unvested awards at December 31, 2021(1)	2,210,911	$2.82
(1)

Amounts include liability-based awards for which the number of units awarded is not determined until the vesting date. The number of liability-based award units included in this amount are estimated using the market value of the Company’s common shares as of the end of each year.